Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 10,069	$ 10,733	$ 10,433
Employee benefits	947	938	926
Payroll taxes	772	774	939
Severance	0	60	194
Share-based expense	445	1,535	1,943
Total employee benefits expense	$ 12,233	$ 14,040	$ 14,435